Other non-current assets - Additional Information (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Oct. 31, 2024	Dec. 31, 2022
Disclosure Of Other Non Current Assets [Line Items]
Pre-tax impact on other comprehensive income	€ 87
Non-current finance lease receivables	82	€ 116
Non-current finance lease receivables, gross	116	€ 153
Subordinate Hybrid Bond, Related Party Transactions					€ 200
BioAtrium
Disclosure Of Other Non Current Assets [Line Items]
Non-current Loans And Receivable	€ 150
EUROAPI
Disclosure Of Other Non Current Assets [Line Items]
Stock price	€ 2.27	€ 2.88	€ 5.73	€ 0.10
EUROAPI | Associates and joint ventures
Disclosure Of Other Non Current Assets [Line Items]
Subordinate Hybrid Bond, Related Party Transactions	€ 143	€ 189				€ 200
Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Increase In Contingent Consideration	600.00%
Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Debt instruments at fair value through other comprehensive income	€ 389
Senior bond
Disclosure Of Other Non Current Assets [Line Items]
Held-to-maturity investment		357	€ 346
Financial instruments held to fund deferred compensation plan
Disclosure Of Other Non Current Assets [Line Items]
Financial investments	688	688	572
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	2,200	1,559	1,088
Trading equity securities | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	869	467	470
Unquoted equity investments
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI	1,331	1,092	618
Unquoted equity investments | Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Exchange for financial assets held to meet obligations to employees under post-employment benefit plans	90
Commitments related to unquoted debt securities
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI	110	360	65
Financial assets at fair value through profit or loss	205	168
Quoted equity securities
Disclosure Of Other Non Current Assets [Line Items]
Unrealized after-tax losses	415	342	349
Unquoted debt securities not meeting the definition of equity instruments
Disclosure Of Other Non Current Assets [Line Items]
Financial assets at fair value through profit or loss	230	165	€ 132
Discovery Design and Clinical Development | Orano Med
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI	€ 60	300
Proportion of ownership interests held by non-controlling interests	1600.00%
Fair Value Adjustment of Investments in Equity Instruments Designated as Measured at Fair Value Through Other Comprehensive Income	€ 240
Non Current Asset
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration	86	€ 174
Increase of ten percent basis point in market interest rate | Debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax	1
Increase of ten percent basis point in market interest rate | Quoted debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax	1
Innovent Biologics
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI	€ 216